UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C.  20549

                        FORM 24F-2
             Annual Notice of  Securities Sold
                  Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.
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  1.  Name and address of issuer:
             1290 FUNDS
             1290 Avenue of the Americas
             New York, New York 10104
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  2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

             1290 High Yield Bond Fund
             1290 SmartBeta Equity Fund
             1290 GAMCO Small/Mid Cap Value Fund
             1290 Multi-Alternative Strategies Fund
             1290 Diversified Bond Fund
             1290 DoubleLine Dynamic Allocation Fund
             1290 Retirement 2020 Fund
             1290 Retirement 2025 Fund
             1290 Retirement 2030 Fund
             1290 Retirement 2035 Fund
             1290 Retirement 2040 Fund
             1290 Retirement 2045 Fund
             1290 Retirement 2050 Fund
             1290 Retirement 2055 Fund
             1290 Retirement 2060 Fund

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  3.  Investment Company Act File Number:     811-22959

      Securities Act File Number:             333-195390

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4(a). Last day of the fiscal year for which this notice is filed:
             10/31/2021

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4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

      Note: If the Form is being filed late, interest must be paid on the registration fee due.
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4(c). [ ]  Check box if this is the last time the issuer will be filing this Form.
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  5.  Calculation of registration fee:

      (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):

                                                           $884,376,747
                                                     ------------------

      (ii) Aggregate price of securities redeemed or repurchased during the fiscal year:

                                                           $249,770,975
                                                     ------------------

      (iii) Aggregate price of securities redeemed or
      repurchased during any prior fiscal year ending no
      earlier than October 11, 1995 that were not
      previously used to reduce registration fees payable
      to the Commission:
                                                                     $0
                                                       ----------------


      (iv) Total available redemption credits
            [Add items 5(ii) and 5(iii)]:

                                             -             $249,770,975
                                                     ------------------
      (v) Net Sales - If item 5(i) is greater than item 5(iv)
            [subtract Item 5(iv) from Item 5(i) ]

                                                           $634,605,772
                                                       ----------------

      (vi) Redemption credits available for use in future years
      -if Item 5(i) is less than Item 5(iv) [subtract Item
      5(iv) from Item 5(i)]:
                                                                     $0
                                                       ----------------

      (vii) Multiplier for determining registration fee (See
      Instruction C.9):
                                                               0.0000927
                                                       ----------------

      (viii) Registration fee due [multiply Item 5(v) by Item 5(vii):
              (enter "0" if no fee is due):

                                             =               $58,827.96
                                                       ----------------

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  6.  Prepaid shares
      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
      (number of shares or other units) deducted here:0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:0 .


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  7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                             +                       $0
                                                       ----------------
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  8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                             =               $58,827.96
                                                       ----------------
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  9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
      January 25, 2022

      Method of Delivery:
             [X] Wire Transfer
             [ ] Mail or other means


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      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


                                         /s/ Roselle Ibanga
                                        -------------------------------
       By (Signature and Title):
	                                Roselle Ibanga, Assistant Controller


      Date:  January 25, 2022
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      *Please print the name and title of the signing officer below the signature.